Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Basic earnings per share
Net income	$ 15,807	$ 16,050
Dividends on preferred shares and distributions on other equity instruments	(252)	(260)
Net income attributable to non-controlling interests	(13)	(12)
Net income available to common shareholders	$ 15,547	$ 15,781
Weighted average number of common shares (in thousands)	1,403,654	1,424,343
Basic earnings per share (in dollars)	$ 11.08	$ 11.08
Diluted earnings per share
Net income available to common shareholders	$ 15,547	$ 15,781
Weighted average number of common shares (in thousands)	1,403,654	1,424,343
Stock options	1,918	1,737
Issuable under other share-based compensation plans	462	655
Average number of diluted common shares (in thousands)	1,406,034	1,426,735
Diluted earnings per share (in dollars)	$ 11.06	$ 11.06
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 15,794	$ 16,038
Dividends on preferred shares and distributions on other equity instruments	$ (247)	$ (257)